GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Net loss	$ (3,275,788)	$ (1,472,711)		$ (10,401,590)	$ (21,749,920)
Net cash used in operating activities				(525,539)	(226,493)
Impairment of goodwill and long lived assets	228,934	409,800		6,259,293	16,746,502
Net increase in assets and liabilities	1,209,394	594,591	$ 4,776,925	3,738,248
Net cash provided by financing activities	216,548	362,344	(180,525)	483,363
Proceeds from convertible notes payable, loans and advances and factoring agreements	130,000	362,344	1,256,187	433,500	1,256,187
Payment on convertible loans, advances and factoring agreements			1,391,580	83,620
Payments on convertible notes and amounts payable - related parties				166,188
Net cash used in investing activities	0	0	(22,747)	0	$ (22,747)
Share-based compensation	0	5,325	$ 16,746,502	$ 6,259,293
Gain on extinguishment of debt and share-based	$ 1,837,460	$ 426,174